RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

As of September 30, 2025, 2024, and 2023 or at some point during the fiscal years then ended, EXEO Group, a multinational radio and telecommunication device distributor, held more than 5% of the Company’s outstanding share capital. EXEO Group purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥105,607 thousand, ¥78,142 thousand, and ¥60,011 thousand during the fiscal years ended September 30, 2025, 2024 and 2023, respectively. The Company also provided SaaS and maintenance related service for a total amount of ¥13,720 thousand, nil, and nil during the fiscal years ended September 30, 2025, 2024 and 2023, respectively. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from EXEO Group as of September 30, 2025 and 2024 was ¥31,146 thousand and ¥1,394 thousand, respectively. The contract liabilities balance to EXEO Group as of September 30, 2025 and 2024 was ¥15,947 thousand and ¥13,822 thousand, respectively.

As of September 30, 2025, 2024, and 2023 or at some point during the fiscal years then ended, SHIMIZU CORPORATION, a multinational construction company, held more than 5% of the Company’s outstanding share capital. SHIMIZU CORPORATION purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥219 thousand, ¥1,856 thousand, and ¥189 thousand during the fiscal years ended September 30, 2025, 2024 and 2023, respectively. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from SHIMIZU CORPORATION as of September 30, 2025 and 2024 was nil and nil, respectively.

As of September 30, 2025, 2024, and 2023 or at some point during the fiscal years then ended, Sojitz Corporation, a multinational trading company, held more than 5% of the Company’s outstanding share capital. The Company had advance payments of ¥39,325 thousand as of September 30, 2025.

During the fiscal year ended September 30, 2023, KAGA ELECTRONICS CO., LTD., a holder of more than 5% of the Company’s outstanding share capital during such fiscal year and a multinational electronics wholesaler, purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥35,952 thousand. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors.

The Company incurred guarantee fees of ¥660 thousand to Hiroshi Furukawa, the Company’s CEO and Representative Director, during the fiscal year ended September 30, 2025. The Company incurred guarantee fees of ¥132 thousand during the fiscal year ended September 30, 2024 and had prepaid expenses of ¥660 thousand and unpaid guarantee fees of ¥792 thousand as of September 30, 2024 to Hiroshi Furukawa. During the fiscal year ended September 30, 2023, Hiroshi Furukawa extended his personal guarantee to the Company on its 3-year bank loan of ¥50,000 thousand extended on March 31, 2023, and the Company paid him ¥1,371 thousand for guarantee fees. The Company also paid him the past unpaid guarantee fees and accrued interest of ¥8,513 thousand arising from the past personal loans and guarantee transactions from 2012 through 2019.

As of September 30, 2025 and 2024, MCC Venture Capital Limited Liability Company (“MCC”), held more than 5% of the Company’s outstanding share capital. MCC entered into a convertible bond agreement with the Company during the fiscal year ended September 30, 2024, in the amount of ¥199,998 thousand. As of September 30, 2024, the Company had a bond payable of ¥199,998 thousand. During the fiscal years ended September 30, 2025 and 2024, the Company had interest expenses of ¥9,370 thousand and ¥19,178 thousand to MCC, respectively. On July 28, 2025, the Company entered into certain share subscription agreement with MCC. Pursuant to the share subscription agreements, the Company issued 21,645 common shares, at a purchase price of JPY2,310 per share, for a respective total purchase price of JPY50,000,027, on August 18, 2025. Under the share subscription agreements, the shares are subject to six-month restriction starting August 18, 2025, during which they may not be transferred, converted into the Company’s American Depository Shares (“ADSs”) representing its common shares, or resold in the U.S. stock market where the Company’s common shares and ADSs are registered.

As of September 30, 2025, Nikken Lease Kogyo Co., Ltd. (“Nikken”), a multinational leasing company, held more than 5% of the Company’s outstanding share capital. Nikken purchased mesh Wi-Fi access points PCWL devices from the Company for a total amount of ¥83,348 thousand during the fiscal year ended September 30, 2025. The Company also provided SaaS and maintenance related service for a total amount of ¥6,337 thousand during the fiscal year ended September 30, 2025. The Company’s sale was in the arm’s length transaction, and the sale price was based on the price lists distributed to other third-party distributors. The account receivable balance from Nikken as of September 30, 2025 was ¥1,077 thousand. The contract liabilities balance to Nikken as of September 30, 2025 was ¥136 thousand. On April 28, 2025, the Company entered into a share subscription agreement with Nikken, pursuant to which the Company agreed to issue 84,388 common shares to Nikken at a purchase price of JPY2,370 per share, for an aggregate purchase price of JPY199,999,955, on April 30, 2025. Under the subscription agreement, the shares are restricted for 18 months from being transferred, converted into the Company’s ADSs representing the Company’s common shares, or resold in the U.S. stock market where the Company’s common shares and ADSs are registered.

As of September 30, 2025, Citibank N.A., a multinational bank, held more than 5% of the Company’s outstanding share capital on behalf of holders of the Company’s American depositary shares. Offering related expenses and securities registration maintenance fee of ¥71,730 thousand incurred to Citibank N.A. during the fiscal year ended September 30, 2025. The accrued expenses balance to Citibank N.A. as of September 30, 2025 was ¥24,474 thousand.